40. OPERATIONS IN HYDROCARBON CONSORTIUMS (Tables)	12 Months Ended
Dec. 31, 2017
Operations In Hydrocarbon Consortiums Tables
Participation in exploration and production of oil and gas areas
			Participation			Duration Up To
Name	Note	Location	Direct	Indirect	Operator

Argentine production
25 de Mayo - Medanito S.E.	(g)	Río Negro	100.00%	-	PAMPA	2,026
Jagüel de los Machos	(g)	Río Negro	100.00%	-	PAMPA	2,025
Bajada del Palo	(g)	Neuquén	3.85%	43.07%	PELSA	2,025
Río Neuquén	(g)	Río Negro and Neuquén	33.07%	-	YPF	2027/2051
Entre Lomas	(g)	Río Negro and Neuquén	3.85%	43.07%	PELSA	2,026
Sierra Chata		Neuquén	45.56%	-	PAMPA	2,023
El Mangrullo		Neuquén	100.00%	-	PAMPA	2,025
La Tapera - Puesto Quiroga		Chubut	35.67%	-	Tecpetrol	2,027
El Tordillo		Chubut	35.67%	-	Tecpetrol	2,027
Aguaragüe		Salta	15.00%	-	Tecpetrol	2023/2027
Gobernador Ayala	(a)	Mendoza	22.51%	-	Pluspetrol	2,036
Charco del Palenque - Jarilla Quemada	(g)	Río Negro	3.85%	43.07%	PELSA	2034/2040
Anticlinal		Neuquén	15.00%	-	YPF	2,026
Estación Fernández Oro	(e)	Río Negro	15.00%	-	YPF	2,026
Rincón del Mangrullo	(e)	Neuquén	50.00%	-	YPF	2,051
Senillosa	(f)	Neuquén	85.00%	-	PAMPA	2,040

Foreign
Oritupano - Leona		Venezuela	-	22.00%	PDVSA	2,025
Acema		Venezuela	-	34.49%	PDVSA	2,025
La Concepción		Venezuela	-	36.00%	PDVSA	2,025
Mata		Venezuela	-	34.49%	PDVSA	2,025

Argentine exploration
Parva Negra Este		Neuquén	42.50%	-	PAMPA	2,018
Enarsa 1 (E1)	(c)	Argentine Continental Shelf	25.00%	-	YPF	-
Enarsa 3 (E3)	(c)	Argentine Continental Shelf	35.00%	-	PAMPA	-
Chirete		Salta	50.00%	-	High Luck Group Limited	2,017
Río Atuel		Mendoza	33.33%	-	Tecpetrol	2,018
Borde del Limay	(b)	Neuquén	85.00%	-	PAMPA	2,014
Los Vértices	(b)	Neuquén	85.00%	-	PAMPA	2,014
Veta Escondida y Rincón de Aranda		Neuquén	55.00%	-	PAMPA	2,027

(a)	The granting of the concession is in progress and the term will be 25 years from such granting.

(b)	It is in process of returning to Gas y Petróleo del Neuquén SA (“GyP”, permit holder).

(c)	The Company, in compliance with section 5.2 of the respective partnership agreements, informed to the partners of Enarsa 1 and Enarsa 3, its decision not to participate in retraining them in exploration permits according to section 30 of Law 27.007.

(d)	Within the concession agreement renegotiation with the Province of Río Negro, it was agreed to assign to EDHIPSA 5% of the rights and obligations inherent to the production concession in Rio Neuquén area in the Province of Río Negro, to be assumed in equal parts by the partners.

(e)	The 15% interest in the assets corresponds to 12 wells in the Estación Fernandez Oro area and 10 wells in the Anticlinal area.

(f)	The company is currently conducting a process for the total reversal of the area.

(g)	In January 2018, the Company decided to sell these interests (Note 1).

Exploratory well costs
	12.31.2017	12.31.2016	12.31.2015

At the beginning of the year	274	113	30
Increase for subsidiaries acquisition	-	227	-
Increases	196	102	86
Transferred to development	(177)	(57)	-
Loss of the year	(27)	(111)	(3)
At the end of the year	266	274	113

Number of wells at the end of the year	7	7	6

Estimated proved reserves
	Proved Reserves

	Proved Developed		Proved Undeveloped		Total Proved

	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)

Argentina	32,935	12,646	8,695	8,667	41,630	21,313

Total at 12.31.2017	32,935	12,646	8,695	8,667	41,630	21,313

(1) In thousands of barrels.

(2) In millions of cubic meters.